Schedule V - Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ 276	€ 199	€ 179
Addition charged to earnings	12	154	72
Amounts written off and other changes	(57)	(70)	(53)
Currency translation	7	(7)	0
Ending balance	238	276	199
Mortgages [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	6	6
Ending balance	6	6	6
Other loans [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	182	159
Ending balance	112	182	159
Receivables [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	88	34
Ending balance	€ 120	€ 88	€ 34